Global Income Fund, Inc.
11 Hanover Square
New York, NY 10005

October 7, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Preliminary Proxy Statement for Global Income Fund, Inc. (File No. 811-08025)

Dear Sir or Madam:

On behalf of Global Income Fund, Inc. (the “Fund”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement to be used in connection with a special meeting of the shareholders of the Fund.

If you have any questions or comments regarding the foregoing, please contact Darrell Mounts at 202-778-9298 or Yoon Choo at 202-778-9340 at K&L Gates LLP, legal counsel to the Fund.  Thank you.

Sincerely,

/s/ John F. Ramirez
Secretary

Enclosure

cc:           Thomas B. Winmill, Esq.
Thomas O’Malley
Global Income Fund, Inc.